FINANCIAL RISK MANAGEMENT	9 Months Ended
Sep. 30, 2024
FINANCIAL RISK MANAGEMENT
FINANCIAL RISK MANAGEMENT

11. FINANCIAL RISK MANAGEMENT

The Company has exposure to a variety of financial risks: market risk (including currency risk and interest rate risk), credit risk and liquidity risk from its use of financial instruments.

(a) Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates and interest rates will affect the Company’s cash flows or value of its financial instruments.

(i)Currency risk

The Company is subject to currency risk on financial instruments that are denominated in currencies that are not the same as the functional currency of the entity that holds them. Exchange gains and losses would impact the consolidated statement of loss and comprehensive loss. The Company does not use any hedging instruments to reduce exposure to fluctuations in foreign currency rates.

The Company is exposed to currency risk through cash and cash equivalents, receivables and other, marketable securities and accounts payable and accrued liabilities held in the parent entity which are denominated in CAD.

11. FINANCIAL RISK MANAGEMENT (Continued)

The following table shows the impact on pre-tax loss of a 10% change in the USD:CAD exchange rate on financial assets and liabilities denominated in CAD, as of September 30, 2024, with all other variables held constant:

	Impact of currency rate change on pre-tax loss
	10% increase	10% decrease
Cash and cash equivalents	$3,500	$(3,500)
Receivables and other	1,704	(1,704)
Marketable securities	1,025	(1,025)
Accounts payable and accrued liabilities	(3,965)	3,965

(ii) Interest rate risk

The Company is subject to interest rate risk with respect to its investments in cash and cash equivalents and short-term investments. The Company’s current policy is to invest cash at variable and fixed rates of interest with cash reserves to be maintained in cash and cash equivalents in order to maintain liquidity. Fluctuations in interest rates when cash and cash equivalents and short-term investments mature impact interest and finance income earned.

The impact on pre-tax loss of a 1% change in variable interest rates on financial assets and liabilities as of September 30, 2024, with all other variables held constant, would be nominal.

(b) Credit risk

Credit risk is the risk of potential loss to the Company if the counterparty to a financial instrument fails to meet its contractual obligations. The Company’s credit risk is primarily attributable to its financial assets including cash and cash equivalents and short-term investments.

The carrying amount of financial assets represents the maximum credit exposure:

	September 30,	December 31,
	2024	2023
Cash and cash equivalents	$555,712	$907,551
Short-term investments	5,165,001	8,618,386
	$5,720,713	$9,525,937

The Company mitigates its exposure to credit risk on financial assets through investing its cash and cash equivalents and short-term investments with Canadian Tier 1 chartered financial institutions. Management believes there is a nominal expected credit loss associated with its financial assets.

(c) Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company manages liquidity risk by monitoring actual and projected cash flows and matching the maturity profile of financial assets and liabilities.

The Company has issued surety bonds to support future decommissioning and restoration provisions.

Contractual undiscounted cash flow requirements for contractual obligations as at September 30, 2024 are as follows:

	Carrying	Contractual	Due within	Due within	Due within
	amount	cash flows	1 year	2 years	3 years
Accounts payable and accrued liabilities	$111,196	$111,196	$111,196	$—	$—
	$111,196	$111,196	$111,196	$—	$—

11. FINANCIAL RISK MANAGEMENT (Continued)

(d) Fair value estimation

The Company’s financial assets and liabilities are initially measured and recognized according to a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities and the lowest priority to unobservable inputs.

The three levels of fair value hierarchy are as follows:

Level 1:	Quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
Level 2:	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
Level 3:	Inputs for the asset or liability that are not based on observable market data.

The Company’s financial instruments consisting of cash and cash equivalents, short-term investments and accounts payable and accrued liabilities approximate their fair value due to the short-term maturity of these financial instruments.

Marketable securities are fair valued at each reporting period using URZ’s (formerly NGE’s) share price on the TSX Venture Exchange.

The following tables present the Company’s financial assets and liabilities by level within the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

As at September 30, 2024	Carrying value		Fair value
	Fair value through
	profit or loss	Amortized
	(“FVTPL”)	cost	Level 1	Level 2	Level 3
Financial assets
Cash and cash equivalents	$—	$555,712	$—	$—	$—
Short-term investments	—	5,165,001	—	—	—
Marketable securities	10,247	—	10,247	—	—
	$10,247	$5,720,713	$10,247	$—	$—

As at December 31, 2023	Carrying value		Fair value
		Amortized
	FVTPL	cost	Level 1	Level 2	Level 3
Financial assets
Cash and cash equivalents	$—	$907,551	$—	$—	$—
Short-term investments	—	8,618,386	—	—	—
Marketable securities	7,422	—	7,422	—	—
	$7,422	$9,525,937	$7,422	$—	$—